Commitments and contingencies	6 Months Ended
Jun. 30, 2017
Commitments And Contingencies Disclosure [Abstract]
Commitments and contingencies

13. Commitments and contingencies

Commitments

Operating lease commitments

The Group leases certain of its office properties under non-cancellable operating lease arrangements. The terms of the leases do not contain rent escalation, or contingent rent, renewal, or purchase options. There are no restrictions placed upon the Group by entering into these leases.

As of June 30, 2017, the Group had the following operating lease obligations falling due:

Amount
US$
(Unaudited)
July 1, 2017 - June 30, 2018	5,687,477
July 1, 2018 - June 30, 2019	3,699,424
July 1, 2019 - June 30, 2020	648,034
July 1, 2020 - June 30, 2021	448,408
July 1, 2021 and thereafter	1,101,269

Total	11,584,612

Capital lease commitments

The Group leases a corporate aircraft and equipment under a non-cancellable capital lease arrangement. The terms of the lease do not contain contingent rent clauses.

As of June 30, 2017, the Group had the following minimum lease payments (excluding the portion of the payments representing executory costs, including any profit thereon) falling due:

Amount
US$
(Unaudited)
July 1, 2017 - June 30, 2018	6,095,420
July 1, 2018 - June 30, 2019	6,095,420
July 1, 2019 - June 30, 2020	5,020,802
July 1, 2020 - June 30, 2021	4,811,602
July 1, 2021 and thereafter	—
Total minimum lease payments	22,023,244
Less interest	(4,616,803)
Capital lease obligations	17,406,441
Current maturities of capital lease obligations	(4,313,809)
Long-term capital lease obligations	13,092,632

Other commitments

As of June 30, 2017, the Group had outstanding commitments with respect to non-cancelable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
(Unaudited)
July 1, 2017 - June 30, 2018	531,753,204
July 1, 2018 - June 30, 2019	326,020,438
July 1, 2019 - June 30, 2020	60,539,489
July 1, 2020 - June 30, 2021	3,699,504
July 1, 2021 and thereafter	17,139

Total	922,029,774

Contingencies

As of June 30, 2017, the Group provided guarantees of US$1,480,495,108 (December 31, 2016: US$1,672,868,791), in favor of its customers in respect of mortgage loans granted by banks to such customers for their purchases of the Group’s properties where the underlying real estate ownership certificates can be provided to the banks on a time delay manner due to administrative procedures in the PRC. Pursuant to the terms of the guarantees, upon default in mortgage payments by these purchasers, the Group is responsible to repay the outstanding mortgage principal together with the accrued interest and penalty owed by the defaulted purchasers to the bank and the Group is entitled to take over the legal titles and possession of the related properties. The Group’s guarantee period starts from the date of grant of the relevant mortgage loan and ends upon issuance of real estate ownership certificate which will generally be available within six to twelve months after the purchaser takes possession of the relevant property.

The fair value of the guarantees is not significantly different than the net realizable value of the properties and management considers that in case of default in payments, the net realizable value of the related properties can cover the repayment of the outstanding mortgage principal together with the accrued interest and penalty and therefore no provision has been made for the guarantees.

On May 30, 2014, the Modern City project developed by Henan Xinyuan Real Estate Co., Ltd., completed the LAT final settlement with the local tax bureau. The Company received a tax clearance certificate, which confirmed that the Company’s accrual under the deemed profit method was adequate and there were no additional tax adjustments assessed by the local tax bureau as of May 30, 2014. Based on the above, management performed a reassessment and concluded that the likelihood of the contingency amounted to US$16.2 million in relation to deemed profit method being overturned is only reasonably possible as of June 30, 2017.

In December 2016, 421 Kent Development LLC (“421 Kent”), the property company for the Group’s Oosten project, terminated its contract with its general contractor. The contractor subsequently filed a lawsuit in New York County Supreme court against 421 Kent for approximately US$20 million and punitive damages. In addition, the contractor has filed mechanics liens against 421 Kent for approximately US$20 million. 421 Kent believes the contractor’s claims are without merit and intends to contest vigorously such claims. At this stage of the proceedings, 421 Kent cannot predict the outcome of this lawsuit or a judgment against 421 Kent, whether in whole or in part, may result in a loss, if any. And an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made at this time.

In May 2015, XIN Development Management East, LLC (“XDME”) filed an arbitration claim  totalling US$10 million which was subsequently reduced for the purpose of a prior mediation to US$8 million against Wanks Adams Slavin Associates LLP (“WASA”), the design company for the Group’s Oosten project. WASA has asserted a total of approximately US$8.5 million in counterclaims. XDME believes WASA’s counterclaims are without merit and intends to contest vigorously such claims. At this stage of the proceedings, XDME cannot predict the outcome of this arbitration against XDME, whether in whole or in part, may result in a loss, if any. And an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made at this time.